                        SUPPLEMENT DATED JANUARY 1, 2001
                                       to

                          PROSPECTUS DATED MAY 1, 2000
                                      for

           Flexible Premium Variable Universal Life Insurance Policy
                          MONY Life Insurance Company
                            MONY Variable Account L

Effective January 1, 2001 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.

     1. THE DESCRIPTION OF THE MANAGED PORTFOLIO ON PAGE 17 IS AMENDED TO READ AS FOLLOWS:

--------------------------------------------------------------------------------------------
PORTFOLIO AND INVESTMENT
  SUB-ADVISER                  INVESTMENT ADVISER FEE          SUB-INVESTMENT ADVISER FEE
--------------------------------------------------------------------------------------------
 MANAGED PORTFOLIO              Annual rate of 0.80% of the     Wellington Management
 Wellington Management          first $400 million, 0.75% of    Company's fee for the assets
 Company, LLP and Sanford C.    the next $400 million and       of the portfolio it manages
 Bernstein & Co., LLC           0.70% in excess of $800         is an annual rate of 0.40%
                                million of the average daily    up to $500 million, 0.35% of
                                net assets                      the next $500 million, 0.30%
                                                                of the next $1 billion and
                                                                0.25% in excess of $2
                                                                billion of the portfolio's
                                                                average daily net assets.
                                                                Sanford C. Bernstein & Co.'s
                                                                fee for the assets of the
                                                                portfolio it manages is an
                                                                annual rate of 0.40% up to
                                                                $10 million, 0.30% from $10
                                                                million to $50 million,
                                                                0.20% from $50 million to
                                                                $100 million, and 0.10% in
                                                                excess of $100 million of
                                                                the portfolio's average
                                                                daily net assets.
--------------------------------------------------------------------------------------------

Form No. 14331 SL (Supp 1/01/01)                      Registration No. 333-01581

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

     The financial statements that follow supplement the Financial Statements and Notes to Financial Statements found beginning on page F-1 of the Flexible Premium Variable Life Insurance Policy Prospectus Portfolio dated May 1, 2000.

                                                              PAGE
                                                              ----
With respect to MONY Variable Account L:
  Statement of assets and liabilities as of September 30,
     2000 (unaudited).......................................  F-2
  Statement of operations for the nine months ended
     September 30, 2000 (unaudited).........................  F-6
  Statement of changes in net assets for the periods ended
     September 30, 2000 and December 31, 1999 (unaudited)...  F-10
  Notes to financial statements (unaudited).................  F-14
With respect to MONY Life Insurance Company:
  Unaudited interim condensed consolidated balance sheets as of September 30, 2000 and December 31, 1999............  F-17
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the three-month
     periods ended September 30, 2000 and 1999..............  F-18
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the nine-month
     periods ended September 30, 2000 and 1999..............  F-19
  Unaudited interim condensed consolidated statement of
     changes in shareholders' equity for the nine-month
     period ended September 30, 2000........................  F-20
  Unaudited interim condensed consolidated statements of
     cash flows for the nine-month period ended September
     30, 2000 and 1999......................................  F-21
  Notes to unaudited interim condensed consolidated
     financial statements...................................  F-22

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                                        STRATEGIST
                                      ------------------------------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                      ------------------------------------------------------------------------------
                                        EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                        GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                      ----------   ----------   ------------   ----------   -----------   ----------
               ASSETS
Shares held in respective Funds.....      2,828       2,134           688          1,171        6,074       22,153
                                       ========     =======       =======       ========     ========      =======
Investments at cost.................   $106,178     $48,242       $ 7,284       $ 13,863     $104,022      $22,153
                                       ========     =======       =======       ========     ========      =======
Investments in respective Funds at
  net asset value...................   $106,264     $42,334       $ 7,315       $ 14,622     $115,536      $22,153
Amount due from MONY................        273         161             0              0            0           27
Amount due from respective Funds....        184         109             0              0            0           18
                                       --------     -------       -------       --------     --------      -------
Total assets........................    106,721      42,604         7,315         14,622      115,536       22,198
                                       ========     =======       =======       ========     ========      =======
            LIABILITIES
Amount due to MONY..................        380         184            13             25          205           57
Amount due to respective Funds......        273         161             0              0            0           27
                                       --------     -------       -------       --------     --------      -------
Total liabilities...................        653         345            13             25          205           84
                                       --------     -------       -------       --------     --------      -------
Net assets..........................   $106,068     $42,259       $ 7,302       $ 14,597     $115,331      $22,114
                                       ========     =======       =======       ========     ========      =======
Net assets consist of:
  Contractholders' net payments.....   $ (3,492)    $ 2,928       $(4,099)      $(20,771)    $ 20,309      $(6,382)
  Undistributed net investment
     income.........................     60,482      35,740        10,181         29,139       72,995       28,496
  Accumulated net realized gain
     (loss)on investments...........     48,992       9,499         1,189          5,470       10,513            0
  Net unrealized appreciation
     (depreciation) of
     investments....................         86      (5,908)           31            759       11,514            0
                                       --------     -------       -------       --------     --------      -------
Net assets..........................   $106,068     $42,259       $ 7,302       $ 14,597     $115,331      $22,114
                                       ========     =======       =======       ========     ========      =======
Number of units outstanding*........      1,461         779           309            514        2,152        1,129
                                       ========     =======       =======       ========     ========      =======
Net asset value per unit
  outstanding*......................   $  72.60     $ 54.25       $ 23.63       $  28.40     $  53.59      $ 19.59
                                       ========     =======       =======       ========     ========      =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                                      MONY EQUITY MASTER
                                                    ------------------------------------------------------
                                                                    MONY SERIES FUND, INC.
                                                    ------------------------------------------------------
                                                    GOVERNMENT    INTERMEDIATE    LONG TERM       MONEY
                                                    SECURITIES     TERM BOND         BOND         MARKET
                                                    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                    ----------    ------------    ----------    ----------
                      ASSETS
Shares held in respective Funds...................     14,297         7,591          17,355       351,637
                                                     ========       =======        ========      ========
Investments at cost...............................   $153,658       $80,556        $212,326      $351,637
                                                     ========       =======        ========      ========
Investments in respective Funds at net asset
  value...........................................   $155,695       $80,693        $216,762      $351,637
Amount due from MONY..............................          0             0               0             0
Amount due from respective Funds..................         26             7              29           405
                                                     --------       -------        --------      --------
Total assets......................................    155,721        80,700         216,791       352,042
                                                     --------       -------        --------      --------
                   LIABILITIES
Amount due to MONY................................        338           174             466         1,146
Amount due to respective Funds....................          0             0               0             0
                                                     --------       -------        --------      --------
Total liabilities.................................        338           174             466         1,146
                                                     --------       -------        --------      --------
Net assets........................................   $155,383       $80,526        $216,325      $350,896
                                                     ========       =======        ========      ========
Net assets consist of:
  Contractholders' net payments...................   $146,515       $76,536        $204,564      $305,307
  Undistributed net investment income (loss)......      9,288         4,836          21,870        45,589
  Accumulated net realized gain (loss) on
     investments..................................     (2,457)         (983)        (14,545)            0
  Net unrealized appreciation (depreciation) of
     investments..................................      2,037           137           4,436             0
                                                     --------       -------        --------      --------
Net assets........................................   $155,383       $80,526        $216,325      $350,896
                                                     ========       =======        ========      ========
Number of units outstanding*......................     13,155         6,826          17,847        29,514
                                                     ========       =======        ========      ========
Net asset value per unit outstanding*.............   $  11.81       $ 11.80        $  12.12      $  11.89
                                                     ========       =======        ========      ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                                        MONY EQUITY MASTER
                                               ---------------------------------------------------------------------
                                                                   ENTERPRISE ACCUMULATION TRUST
                                               ---------------------------------------------------------------------
                                                            SMALL COMPANY                 INTERNATIONAL   HIGH YIELD
                                                 EQUITY         VALUE         MANAGED        GROWTH          BOND
                                               SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               ----------   -------------   -----------   -------------   ----------
                   ASSETS
Shares held in respective Funds..............     246,646       137,853         355,225       192,895       105,273
                                               ==========    ==========     ===========    ==========      ========
Investments at cost..........................  $9,143,709    $4,081,356     $11,536,021    $1,524,485      $532,110
                                               ==========    ==========     ===========    ==========      ========
Investments in respective Funds at net asset
  value......................................  $8,435,297    $3,606,242     $ 8,429,482    $1,371,483      $503,205
Amount due from MONY.........................       1,623           510           2,057           103            50
Amount due from respective Funds.............       1,250           922           1,049           148           215
                                               ----------    ----------     -----------    ----------      --------
Total assets.................................   8,438,170     3,607,674       8,432,588     1,371,734       503,470
                                               ----------    ----------     -----------    ----------      --------
                 LIABILITIES
Amount due to MONY...........................      19,400         8,646          18,998         3,172         1,293
Amount due to respective Funds...............       1,623           510           2,057           103            50
                                               ----------    ----------     -----------    ----------      --------
Total liabilities............................      21,023         9,156          21,055         3,275         1,343
                                               ----------    ----------     -----------    ----------      --------
Net assets...................................  $8,417,147    $3,598,518     $ 8,411,533    $1,368,459      $502,127
                                               ==========    ==========     ===========    ==========      ========
Net assets consist of:
  Contractholders' net payments..............  $6,447,829    $3,072,411     $ 7,577,587    $1,237,804      $476,270
  Undistributed net investment income
    (loss)...................................   2,523,879       883,454       4,540,922       172,654        83,113
  Accumulated net realized gain (loss) on
    investments..............................     153,851       117,767        (600,437)      111,003       (28,351)
  Net unrealized appreciation (depreciation)
    of investments...........................    (708,412)     (475,114)     (3,106,539)     (153,002)      (28,905)
                                               ----------    ----------     -----------    ----------      --------
Net assets...................................  $8,417,147    $3,598,518     $ 8,411,533    $1,368,459      $502,127
                                               ==========    ==========     ===========    ==========      ========
Number of units outstanding*.................     461,277       177,066         556,441        96,125        41,209
                                               ==========    ==========     ===========    ==========      ========
Net asset value per unit outstanding*........  $    18.25    $    20.32     $     15.12    $    14.24      $  12.18
                                               ==========    ==========     ===========    ==========      ========

                                                         MONY EQUITY MASTER
                                               --------------------------------------
                                                   ENTERPRISE ACCUMULATION TRUST
                                               --------------------------------------
                                                            GROWTH AND     CAPITAL
                                                 GROWTH       INCOME     APPRECIATION
                                               SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                               ----------   ----------   ------------
                   ASSETS
Shares held in respective Funds..............     33,043       89,404        9,249
                                                ========     ========      =======
Investments at cost..........................   $202,886     $569,004      $73,078
                                                ========     ========      =======
Investments in respective Funds at net asset
  value......................................   $190,325     $566,819      $72,975
Amount due from MONY.........................          0            0            0
Amount due from respective Funds.............          0            0            0
                                                --------     --------      -------
Total assets.................................    190,325      566,819       72,975
                                                --------     --------      -------
                 LIABILITIES
Amount due to MONY...........................      1,470          148          132
Amount due to respective Funds...............          0            0            0
                                                --------     --------      -------
Total liabilities............................      1,470          148          132
                                                --------     --------      -------
Net assets...................................   $188,855     $566,671      $72,843
                                                ========     ========      =======
Net assets consist of:
  Contractholders' net payments..............   $239,920     $568,803      $69,420
  Undistributed net investment income
    (loss)...................................      4,932          (31)       3,428
  Accumulated net realized gain (loss) on
    investments..............................    (43,436)          84           98
  Net unrealized appreciation (depreciation)
    of investments...........................    (12,561)      (2,185)        (103)
                                                --------     --------      -------
Net assets...................................   $188,855     $566,671      $72,843
                                                ========     ========      =======
Number of units outstanding*.................     20,095       56,057        7,062
                                                ========     ========      =======
Net asset value per unit outstanding*........   $   9.40     $  10.11      $ 10.31
                                                ========     ========      =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                                                     MONY EQUITY MASTER
                                                              ----------------------------------------------------------------
                                                                              FIDELITY VARIABLE
                                                                                  INSURANCE
                                                                               PRODUCTS FUNDS         JANUS ASPEN SERIES FUND
                                                               DREYFUS     -----------------------   -------------------------
                                                                STOCK         VIP         VIP II       CAPITAL      WORLDWIDE
                                                                INDEX        GROWTH     CONTRAFUND   APPRECIATION     GROWTH
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                              ----------   ----------   ----------   ------------   ----------
                           ASSETS
Shares held in respective Funds.............................     2,150         3,022       2,735          6,890         4,105
                                                               =======      ========     =======       ========      ========
Investments at cost.........................................   $82,060      $154,051     $68,697       $221,670      $191,563
                                                               =======      ========     =======       ========      ========
Investments in respective Funds at net asset value..........   $80,732      $149,945     $69,309       $224,700      $174,293
Amount due from MONY........................................         0             0           0              0             0
Amount due from respective Funds............................         0             0           0              0             0
                                                               -------      --------     -------       --------      --------
Total assets................................................    80,732       149,945      69,309        224,700       174,293
                                                               -------      --------     -------       --------      --------
                        LIABILITIES
Amount due to MONY..........................................       130           231         113            371           261
Amount due to respective Funds..............................         0             0           0              0             0
                                                               -------      --------     -------       --------      --------
Total liabilities...........................................       130           231         113            371           261
                                                               -------      --------     -------       --------      --------
Net assets..................................................   $80,602      $149,714     $69,196       $224,329      $174,032
                                                               =======      ========     =======       ========      ========
Net assets consist of:
  Contractholders' net payments.............................   $81,695      $153,641     $68,682       $220,122      $183,441
  Undistributed net investment income (loss)................       157          (245)       (125)           723         8,210
  Accumulated net realized gain (loss) on investments.......        78           424          27            454          (349)
  Net unrealized appreciation (depreciation) of
    investments.............................................    (1,328)       (4,106)        612          3,030       (17,270)
                                                               -------      --------     -------       --------      --------
Net assets..................................................   $80,602      $149,714     $69,196       $224,329      $174,032
                                                               =======      ========     =======       ========      ========
Number of units outstanding*................................     8,107        14,244       6,835         22,220        18,840
                                                               =======      ========     =======       ========      ========
Net asset value per unit outstanding*.......................   $  9.94      $  10.51     $ 10.12       $  10.10      $   9.24
                                                               =======      ========     =======       ========      ========

---------------
* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

            FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                                        STATEGIST
                                      ------------------------------------------------------------------------------
                                                                  MONY SERIES FUND INC.
                                      ------------------------------------------------------------------------------
                                        EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                        GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                      ----------   ----------   ------------   ----------   -----------   ----------
Dividend income.....................   $ 26,353     $ 7,892        $ 436         $  978      $ 19,596       $ 996
Distribution from capital
  gains.............................          0           0            0              0             0           0
Mortality and expense risk
  charges...........................       (526)       (204)         (33)           (64)         (528)       (102)
                                       --------     -------        -----         ------      --------       -----
Net investment income...............     25,827       7,688          403            914        19,068         894
                                       --------     -------        -----         ------      --------       -----
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
     investments....................      6,648      (3,950)           6             12           949           0
  Net change in unrealized
     appreciation (depreciation) of
     investments....................    (35,096)     (3,458)        (118)           217       (21,499)          0
                                       --------     -------        -----         ------      --------       -----
Net realized and unrealized gain
  (loss) on investments.............    (28,448)     (7,408)        (112)           229       (20,550)          0
                                       --------     -------        -----         ------      --------       -----
Net increase (decrease) in net
  assets resulting from
  operations........................   $ (2,621)    $   280        $ 291         $1,143      $ (1,482)      $ 894
                                       ========     =======        =====         ======      ========       =====

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENT OF OPERATIONS (UNAUDITED) (CONTINUED)

                                                                       MONY EQUITY MASTER
                                                  -------------------------------------------------------------
                                                                     MONY SERIES FUND, INC.
                                                  -------------------------------------------------------------
                                                   GOVERNMENT     INTERMEDIATE      LONG TERM         MONEY
                                                   SECURITIES       TERM BOND         BOND           MARKET
                                                   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                  -------------   -------------   -------------   -------------
                                                  FOR THE NINE    FOR THE NINE    FOR THE NINE    FOR THE NINE
                                                  MONTHS ENDED    MONTHS ENDED    MONTHS ENDED    MONTHS ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                                      2000            2000            2000            2000
                                                   (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
                                                  -------------   -------------   -------------   -------------
Dividend income.................................     $7,819          $ 4,040        $ 12,520         $15,181
Distribution from capital gains.................          0                0               0               0
Mortality and expense risk charges..............       (783)            (394)         (1,056)         (1,941)
                                                     ------          -------        --------         -------
Net investment income (loss)....................      7,036            3,646          11,464          13,240
                                                     ------          -------        --------         -------
Realized and unrealized gain (loss) on
  investments:
  Net realized loss on investments..............     (2,858)          (1,302)        (13,261)              0
  Net change in unrealized appreciation of
     investments................................      3,063              607          16,665               0
                                                     ------          -------        --------         -------
Net realized and unrealized gain (loss) on
  investments...................................        205             (695)          3,404               0
                                                     ------          -------        --------         -------
Net increase in net assets resulting from
  operations....................................     $7,241          $ 2,951        $ 14,868         $13,240
                                                     ======          =======        ========         =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                       MONY EQUITY MASTER
                                          -----------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                          -----------------------------------------------------------------------------
                                                          SMALL COMPANY                   INTERNATIONAL    HIGH YIELD
                                             EQUITY           VALUE          MANAGED         GROWTH           BOND
                                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                          -------------   -------------   -------------   -------------   -------------

                                          FOR THE NINE    FOR THE NINE    FOR THE NINE    FOR THE NINE    FOR THE NINE
                                          MONTHS ENDED    MONTHS ENDED    MONTHS ENDED    MONTHS ENDED    MONTHS ENDED
                                          SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                              2000            2000            2000            2000            2000
                                           (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
                                          -------------   -------------   -------------   -------------   -------------
Dividend income.........................   $    54,708      $   5,241      $   174,064      $   2,697       $ 34,167
Distribution from capital gains.........     1,971,010        672,688        2,698,246        131,219              0
Mortality and expense risk charges......       (42,916)       (18,331)         (47,118)        (7,702)        (2,687)
                                           -----------      ---------      -----------      ---------       --------
Net investment income (loss)............     1,982,802        659,598        2,825,192        126,214         31,480
                                           -----------      ---------      -----------      ---------       --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments.........................       112,888        100,438         (584,889)        48,058        (20,141)
  Net change in unrealized depreciation
    of investments......................    (1,076,948)      (695,548)      (2,340,101)      (408,025)        (6,509)
                                           -----------      ---------      -----------      ---------       --------
Net realized and unrealized loss on
  investments...........................      (964,060)      (595,110)      (2,924,990)      (359,967)       (26,650)
                                           -----------      ---------      -----------      ---------       --------
Net increase (decrease) in net assets
  resulting from operations.............   $ 1,018,742      $  64,488      $   (99,798)     $(233,753)      $  4,830
                                           ===========      =========      ===========      =========       ========

                                                         MONY EQUITY MASTER
                                          ------------------------------------------------
                                                   ENTERPRISE ACCUMULATION TRUST
                                          ------------------------------------------------
                                                             GROWTH AND        CAPITAL
                                              GROWTH           INCOME        APPRECIATION
                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                          --------------   --------------   --------------
                                          FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                          MAY 2, 2000**    MAY 2, 2000**    MAY 2, 2000**
                                             THROUGH          THROUGH          THROUGH
                                          SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                               2000             2000             2000
                                           (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                          --------------   --------------   --------------
Dividend income.........................     $    721         $   123           $    0
Distribution from capital gains.........        6,176               1            3,580
Mortality and expense risk charges......       (1,965)           (155)            (152)
                                             --------         -------           ------
Net investment income (loss)............        4,932             (31)           3,428
                                             --------         -------           ------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments.........................      (43,436)             84               98
  Net change in unrealized depreciation
    of investments......................      (12,561)         (2,185)            (103)
                                             --------         -------           ------
Net realized and unrealized loss on
  investments...........................      (55,997)         (2,101)              (5)
                                             --------         -------           ------
Net increase (decrease) in net assets
  resulting from operations.............     $(51,065)        $(2,132)          $3,423
                                             ========         =======           ======

---------------

** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                          MONY EQUITY MASTER
                                                   ----------------------------------------------------------------
                                                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                        DREYFUS          ------------------------------------------
                                                         STOCK                   VIP                  VIP II
                                                         INDEX                 GROWTH               CONTRAFUND
                                                       SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                                   ------------------    -------------------    -------------------
                                                     FOR THE PERIOD        FOR THE PERIOD         FOR THE PERIOD
                                                     MAY 2, 2000**         MAY 11, 2000**          MAY 2, 2000**
                                                        THROUGH                THROUGH                THROUGH
                                                   SEPTEMBER 30, 2000    SEPTEMBER 30, 2000     SEPTEMBER 30, 2000
                                                      (UNAUDITED)            (UNAUDITED)            (UNAUDITED)
                                                   ------------------    -------------------    -------------------
Dividend income..................................       $   303                $     0                 $   0
Distribution from capital gains..................             0                      0                     0
Mortality and expense risk charges...............          (146)                  (245)                 (125)
                                                        -------                -------                 -----
Net investment income (loss).....................           157                   (245)                 (125)
                                                        -------                -------                 -----
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments........            78                    424                    27
  Net change in unrealized appreciation
    (depreciation) of investments................        (1,328)                (4,106)                  612
                                                        -------                -------                 -----
Net realized and unrealized gain (loss) on
  investments....................................        (1,250)                (3,682)                  639
                                                        -------                -------                 -----
Net increase (decrease) in net assets resulting
  from operations................................       $(1,093)               $(3,927)                $ 514
                                                        =======                =======                 =====

                                                              MONY EQUITY MASTER
                                                   ----------------------------------------
                                                           JANUS ASPEN SERIES FUND
                                                   ----------------------------------------
                                                        CAPITAL              WORLDWIDE
                                                      APPRECIATION             GROWTH
                                                       SUBACCOUNT            SUBACCOUNT
                                                   ------------------    ------------------
                                                     FOR THE PERIOD        FOR THE PERIOD
                                                     MAY 4, 2000**         MAY 2, 2000**
                                                        THROUGH               THROUGH
                                                   SEPTEMBER 30, 2000    SEPTEMBER 30, 2000
                                                      (UNAUDITED)           (UNAUDITED)
                                                   ------------------    ------------------
Dividend income..................................        $1,120               $  8,493
Distribution from capital gains..................             0                      0
Mortality and expense risk charges...............          (397)                  (283)
                                                         ------               --------
Net investment income (loss).....................           723                  8,210
                                                         ------               --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments........           454                   (349)
  Net change in unrealized appreciation
    (depreciation) of investments................         3,030                (17,270)
                                                         ------               --------
Net realized and unrealized gain (loss) on
  investments....................................         3,484                (17,619)
                                                         ------               --------
Net increase (decrease) in net assets resulting
  from operations................................        $4,207               $ (9,409)
                                                         ======               ========

---------------
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                      STRATEGIST
                                                              -----------------------------------------------------------
                                                                                MONY SERIES FUND, INC.
                                                              -----------------------------------------------------------
                                                                     EQUITY GROWTH                  EQUITY INCOME
                                                                       SUBACCOUNT                     SUBACCOUNT
                                                              ----------------------------   ----------------------------
                                                              FOR THE NINE                   FOR THE NINE
                                                              MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE
                                                              SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED
                                                                  2000        DECEMBER 31,       2000        DECEMBER 31,
                                                               (UNAUDITED)        1999        (UNAUDITED)        1999
                                                              -------------   ------------   -------------   ------------
From operations:
 Net Investment income......................................    $ 25,827        $  7,272       $  7,688        $  8,201
 Net realized gain (loss) on investments....................       6,648          13,987         (3,950)          2,686
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (35,096)         13,421         (3,458)         (7,388)
                                                                --------        --------       --------        --------
Net increase (decrease) in net assets resulting from
 operations.................................................      (2,621)         34,680            280           3,499
                                                                --------        --------       --------        --------
From unit transactions:
 Net proceeds from the issuance of units....................       7,028           7,933          6,098           7,489
 Net asset value of units redeemed or used to meet contract
   obligations..............................................     (19,680)        (20,639)       (13,577)        (10,388)
                                                                --------        --------       --------        --------
Net decrease from unit transactions.........................     (12,652)        (12,706)        (7,479)         (2,899)
                                                                --------        --------       --------        --------
Net increase (decrease) in net assets.......................     (15,273)         21,974         (7,199)            600
Net assets beginning of period..............................     121,341          99,367         49,458          48,858
                                                                --------        --------       --------        --------
Net assets end of period*...................................    $106,068        $121,341       $ 42,259        $ 49,458
                                                                ========        ========       ========        ========
Unit transactions:
Units outstanding beginning of period.......................       1,629           1,830            919             975
Units issued during the period..............................          94             140            118             142
Units redeemed during the period............................        (262)           (341)          (258)           (198)
                                                                --------        --------       --------        --------
Units outstanding end of period.............................       1,461           1,629            779             919
                                                                ========        ========       ========        ========
---------------
* Includes undistributed net investment income of:..........    $ 60,482        $ 34,655       $ 35,740        $ 28,052
                                                                ========        ========       ========        ========

                                                                                      STRATEGIST
                                                              -----------------------------------------------------------
                                                                                MONY SERIES FUND, INC.
                                                              -----------------------------------------------------------
                                                                 INTERMEDIATE TERM BOND             LONG TERM BOND
                                                                       SUBACCOUNT                     SUBACCOUNT
                                                              ----------------------------   ----------------------------
                                                              FOR THE NINE                   FOR THE NINE
                                                              MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE
                                                              SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED
                                                                  2000        DECEMBER 31,       2000        DECEMBER 31,
                                                               (UNAUDITED)        1999        (UNAUDITED)        1999
                                                              -------------   ------------   -------------   ------------
From operations:
 Net Investment income......................................     $   403         $  301         $   914        $   788
 Net realized gain (loss) on investments....................           6             50              12             64
 Net change in unrealized appreciation (depreciation) of
   investments..............................................        (118)          (379)            217         (2,130)
                                                                 -------         ------         -------        -------
Net increase (decrease) in net assets resulting from
 operations.................................................         291            (28)          1,143         (1,278)
                                                                 -------         ------         -------        -------
From unit transactions:
 Net proceeds from the issuance of units....................         305            407             492            650
 Net asset value of units redeemed or used to meet contract
   obligations..............................................        (484)          (630)           (905)        (1,309)
                                                                 -------         ------         -------        -------
Net decrease from unit transactions.........................        (179)          (223)           (413)          (659)
                                                                 -------         ------         -------        -------
Net increase (decrease) in net assets.......................         112           (251)            730         (1,937)
Net assets beginning of period..............................       7,190          7,441          13,867         15,804
                                                                 -------         ------         -------        -------
Net assets end of period*...................................     $ 7,302         $7,190         $14,597        $13,867
                                                                 =======         ======         =======        =======
Unit transactions:
Units outstanding beginning of period.......................         316            327             529            554
Units issued during the period..............................          14             17              18             24
Units redeemed during the period............................         (21)           (28)            (33)           (49)
                                                                 -------         ------         -------        -------
Units outstanding end of period.............................         309            316             514            529
                                                                 =======         ======         =======        =======
---------------
* Includes undistributed net investment income of:..........     $10,181         $9,778         $29,139        $28,225
                                                                 =======         ======         =======        =======

                                                                                      STRATEGIST
                                                              -----------------------------------------------------------
                                                                                MONY SERIES FUND, INC.
                                                              -----------------------------------------------------------
                                                                      DIVERSIFIED                    MONEY MARKET
                                                                       SUBACCOUNT                     SUBACCOUNT
                                                              ----------------------------   ----------------------------
                                                              FOR THE NINE                   FOR THE NINE
                                                              MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE
                                                              SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED
                                                                  2000        DECEMBER 31,       2000        DECEMBER 31,
                                                               (UNAUDITED)        1999        (UNAUDITED)        1999
                                                              -------------   ------------   -------------   ------------
From operations:
 Net Investment income......................................    $ 19,068        $ 12,288        $   894        $ 1,030
 Net realized gain (loss) on investments....................         949           3,544              0              0
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (21,499)         11,962              0              0
                                                                --------        --------        -------        -------
Net increase (decrease) in net assets resulting from
 operations.................................................      (1,482)         27,794            894          1,030
                                                                --------        --------        -------        -------
From unit transactions:
 Net proceeds from the issuance of units....................       1,395           1,832            180            183
 Net asset value of units redeemed or used to meet contract
   obligations..............................................      (2,319)         (9,349)        (2,264)        (2,906)
                                                                --------        --------        -------        -------
Net decrease from unit transactions.........................        (924)         (7,517)        (2,084)        (2,723)
                                                                --------        --------        -------        -------
Net increase (decrease) in net assets.......................      (2,406)         20,277         (1,190)        (1,693)
Net assets beginning of period..............................     117,737          97,460         23,304         24,997
                                                                --------        --------        -------        -------
Net assets end of period*...................................    $115,331        $117,737        $22,114        $23,304
                                                                ========        ========        =======        =======
Unit transactions:
Units outstanding beginning of period.......................       2,169           2,330          1,237          1,385
Units issued during the period..............................          26              40             10              9
Units redeemed during the period............................         (43)           (201)          (118)          (157)
                                                                --------        --------        -------        -------
Units outstanding end of period.............................       2,152           2,169          1,129          1,237
                                                                ========        ========        =======        =======
---------------
* Includes undistributed net investment income of:..........    $ 72,995        $ 53,927        $28,496        $27,602
                                                                ========        ========        =======        =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                            MONY EQUITY MASTER
                                                ---------------------------------------------------------------------------
                                                                          MONY SERIES FUND, INC.
                                                ---------------------------------------------------------------------------
                                                         GOVERNMENT                 INTERMEDIATE TERM           LONG TERM
                                                         SECURITIES                        BOND                   BOND
                                                         SUBACCOUNT                     SUBACCOUNT             SUBACCOUNT
                                                ----------------------------   ----------------------------   -------------
                                                FOR THE NINE                   FOR THE NINE                   FOR THE NINE
                                                MONTHS ENDED    FOR THE YEAR   MONTHS ENDED    FOR THE YEAR   MONTHS ENDED
                                                SEPTEMBER 30,      ENDED       SEPTEMBER 30,      ENDED       SEPTEMBER 30,
                                                    2000        DECEMBER 31,       2000        DECEMBER 31,       2000
                                                 (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)
                                                -------------   ------------   -------------   ------------   -------------
From operations:
 Net investment income........................    $  7,036        $  1,852       $  3,646        $ 1,106        $ 11,464
 Net realized gain (loss) on investments......      (2,858)           (668)        (1,302)           244         (13,261)
 Net change in unrealized appreciation
   (depreciation) of investments..............       3,063          (1,145)           607         (1,483)         16,665
                                                  --------        --------       --------        -------        --------
Net increase (decrease) in net assets
 resulting from operations....................       7,241              39          2,951           (133)         14,868
                                                  --------        --------       --------        -------        --------
From unit transactions:
 Net proceeds from the issuance of units......      71,951         108,249         51,304         24,028          64,123
 Net asset value of units redeemed or used to
   meet contract obligations..................     (48,721)        (32,265)       (14,203)        (7,376)        (27,626)
                                                  --------        --------       --------        -------        --------
Net increase (decrease) from unit
 transactions.................................      23,230          75,984         37,101         16,652          36,497
                                                  --------        --------       --------        -------        --------
Net increase (decrease) in net assets.........      30,471          76,023         40,052         16,519          51,365
Net assets beginning of period................     124,912          48,889         40,474         23,955         164,960
                                                  --------        --------       --------        -------        --------
Net assets end of period*.....................    $155,383        $124,912       $ 80,526        $40,474        $216,325
                                                  ========        ========       ========        =======        ========
Unit transactions:
Units outstanding beginning of period.........      11,129           4,352          3,569          2,101          14,728
Units issued during the period................       6,318           9,677          4,506          2,195           5,622
Units redeemed during the period..............      (4,292)         (2,900)        (1,249)          (727)         (2,503)
                                                  --------        --------       --------        -------        --------
Units outstanding end of period...............      13,155          11,129          6,826          3,569          17,847
                                                  ========        ========       ========        =======        ========
---------------
* Includes undistributed net investment income
  of:.........................................    $  9,288        $  2,252       $  4,836        $ 1,190        $ 21,870
                                                  ========        ========       ========        =======        ========

                                                            MONY EQUITY MASTER
                                                -------------------------------------------
                                                          MONY SERIES FUND, INC.
                                                -------------------------------------------
                                                 LONG TERM                MONEY
                                                    BOND                  MARKET
                                                 SUBACCOUNT             SUBACCOUNT
                                                ------------   ----------------------------
                                                               FOR THE NINE
                                                FOR THE YEAR   MONTHS ENDED    FOR THE YEAR
                                                   ENDED       SEPTEMBER 30,      ENDED
                                                DECEMBER 31,       2000        DECEMBER 31,
                                                    1999        (UNAUDITED)        1999
                                                ------------   -------------   ------------
From operations:
 Net investment income........................    $  7,264       $  13,240     $    22,972
 Net realized gain (loss) on investments......      (5,908)              0               0
 Net change in unrealized appreciation
   (depreciation) of investments..............     (14,627)              0               0
                                                  --------       ---------     -----------
Net increase (decrease) in net assets
 resulting from operations....................     (13,271)         13,240          22,972
                                                  --------       ---------     -----------
From unit transactions:
 Net proceeds from the issuance of units......     141,202         773,658       5,475,875
 Net asset value of units redeemed or used to
   meet contract obligations..................     (83,258)       (936,040)     (5,355,867)
                                                  --------       ---------     -----------
Net increase (decrease) from unit
 transactions.................................      57,944        (162,382)        120,008
                                                  --------       ---------     -----------
Net increase (decrease) in net assets.........      44,673        (149,142)        142,980
Net assets beginning of period................     120,287         500,038         357,058
                                                  --------       ---------     -----------
Net assets end of period*.....................    $164,960       $ 350,896     $   500,038
                                                  ========       =========     ===========
Unit transactions:
Units outstanding beginning of period.........       9,848          43,698          32,517
Units issued during the period................      12,569          66,434         495,722
Units redeemed during the period..............      (7,689)        (80,618)       (484,541)
                                                  --------       ---------     -----------
Units outstanding end of period...............      14,728          29,514          43,698
                                                  ========       =========     ===========
---------------
* Includes undistributed net investment income
  of:.........................................    $ 10,406       $  45,589     $    32,349
                                                  ========       =========     ===========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    MONY EQUITY MASTER
                                ------------------------------------------------------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                ------------------------------------------------------------------------------------------
                                                                      SMALL COMPANY
                                           EQUITY                         VALUE                         MANAGED
                                         SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                ----------------------------   ----------------------------   ----------------------------

                                FOR THE NINE                   FOR THE NINE                   FOR THE NINE
                                MONTHS ENDED    FOR THE YEAR   MONTHS ENDED    FOR THE YEAR   MONTHS ENDED    FOR THE YEAR
                                SEPTEMBER 30,      ENDED       SEPTEMBER 30,      ENDED       SEPTEMBER 30,      ENDED
                                    2000        DECEMBER 31,       2000        DECEMBER 31,       2000        DECEMBER 31,
                                 (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)        1999
                                -------------   ------------   -------------   ------------   -------------   ------------
From operations:
 Net investment income
   (loss).....................   $ 1,982,802     $  402,964     $  659,598      $  148,993     $ 2,825,192    $ 1,276,731
 Net realized gain (loss) on
   investments................       112,888        (23,765)       100,438          (3,009)       (584,889)      (157,793)
 Net change in unrealized
   appreciation (depreciation)
   of investment..............    (1,076,948)       366,191       (695,548)        243,709      (2,340,101)      (544,652)
                                 -----------     ----------     ----------      ----------     -----------    -----------
Net increase (decrease) in net
 assets resulting from
 operations...................     1,018,742        745,390         64,488         389,693         (99,798)       574,286
                                 -----------     ----------     ----------      ----------     -----------    -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........     2,104,275      3,422,925      1,281,561       1,721,346       2,247,111      4,318,874
 Net asset value of units
   redeemed or used to meet
   contract obligations.......      (923,820)      (620,050)      (540,188)       (369,876)     (2,308,027)    (1,215,083)
                                 -----------     ----------     ----------      ----------     -----------    -----------
Net increase (decrease) from
 unit transactions............     1,180,455      2,802,875        741,373       1,351,470         (60,916)     3,103,791
                                 -----------     ----------     ----------      ----------     -----------    -----------
Net increase (decrease) in net
 assets.......................     2,199,197      3,548,265        805,861       1,741,163        (160,714)     3,678,077
Net assets beginning of
 period.......................     6,217,950      2,669,685      2,792,657       1,051,494       8,572,247      4,894,170
                                 -----------     ----------     ----------      ----------     -----------    -----------
Net assets end of period*.....   $ 8,417,147     $6,217,950     $3,598,518      $2,792,657     $ 8,411,533    $ 8,572,247
                                 ===========     ==========     ==========      ==========     ===========    ===========
Unit transactions:
Units outstanding beginning of
 period.......................       393,602        193,933        139,911          64,856         561,265        347,392
Units issued during the
 period.......................       120,124        245,553         64,080          96,688         150,671        301,038
Units redeemed during the
 period.......................       (52,449)       (45,884)       (26,925)        (21,633)       (155,495)       (87,165)
                                 -----------     ----------     ----------      ----------     -----------    -----------
Units outstanding end of
 period.......................       461,277        393,602        177,066         139,911         556,441        561,265
                                 ===========     ==========     ==========      ==========     ===========    ===========
---------------
 * Includes undistributed net
   investment income (loss)
   of:                           $ 2,523,879     $  541,077     $  883,454      $  223,856     $ 4,540,922    $ 1,715,730
                                 ===========     ==========     ==========      ==========     ===========    ===========
** Commencement of operations

                                                                     MONY EQUITY MASTER
                                ---------------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                                ---------------------------------------------------------------------------------------------
                                       INTERNATIONAL                    HIGH YIELD                               GROWTH AND
                                           GROWTH                          BOND                   GROWTH           INCOME
                                         SUBACCOUNT                     SUBACCOUNT              SUBACCOUNT       SUBACCOUNT
                                ----------------------------   ----------------------------   --------------   --------------
                                                                                              FOR THE PERIOD   FOR THE PERIOD
                                FOR THE NINE                   FOR THE NINE                   MAY 2, 2000**    MAY 2, 2000**
                                MONTHS ENDED    FOR THE YEAR   MONTHS ENDED    FOR THE YEAR      THROUGH          THROUGH
                                SEPTEMBER 30,      ENDED       SEPTEMBER 30,      ENDED       SEPTEMBER 30,    SEPTEMBER 30,
                                    2000        DECEMBER 31,       2000        DECEMBER 31,        2000             2000
                                 (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)      (UNAUDITED)
                                -------------   ------------   -------------   ------------   --------------   --------------
From operations:
 Net investment income
   (loss).....................   $  126,214      $   27,348      $  31,480       $ 31,247       $   4,932         $    (31)
 Net realized gain (loss) on
   investments................       48,058          57,376        (20,141)        (9,879)        (43,436)              84
 Net change in unrealized
   appreciation (depreciation)
   of investment..............     (408,025)        246,585         (6,509)       (10,694)        (12,561)          (2,185)
                                 ----------      ----------      ---------       --------       ---------         --------
Net increase (decrease) in net
 assets resulting from
 operations...................     (233,753)        331,309          4,830         10,674         (51,065)          (2,132)
                                 ----------      ----------      ---------       --------       ---------         --------
From unit transactions:
 Net proceeds from the
   issuance of units..........      608,883       1,004,760        170,669        251,285         775,496          571,335
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (268,780)       (444,630)      (126,807)       (67,189)       (535,576)          (2,532)
                                 ----------      ----------      ---------       --------       ---------         --------
Net increase (decrease) from
 unit transactions............      340,103         560,130         43,862        184,096         239,920          568,803
                                 ----------      ----------      ---------       --------       ---------         --------
Net increase (decrease) in net
 assets.......................      106,350         891,439         48,692        194,770         188,855          566,671
Net assets beginning of
 period.......................    1,262,109         370,670        453,435        258,665               0                0
                                 ----------      ----------      ---------       --------       ---------         --------
Net assets end of period*.....   $1,368,459      $1,262,109      $ 502,127       $453,435       $ 188,855         $566,671
                                 ==========      ==========      =========       ========       =========         ========
Unit transactions:
Units outstanding beginning of
 period.......................       74,758          30,978         37,549         22,083               0                0
Units issued during the
 period.......................       39,324          79,351         14,218         21,652          76,371           56,303
Units redeemed during the
 period.......................      (17,957)        (35,571)       (10,558)        (6,186)        (56,276)            (246)
                                 ----------      ----------      ---------       --------       ---------         --------
Units outstanding end of
 period.......................       96,125          74,758         41,209         37,549          20,095           56,057
                                 ==========      ==========      =========       ========       =========         ========
---------------
 * Includes undistributed net
   investment income (loss)
   of:                           $  172,654      $   46,440      $  83,113       $ 51,633       $   4,932         $    (31)
                                 ==========      ==========      =========       ========       =========         ========
** Commencement of operations

                                MONY EQUITY MASTER
                                --------------
                                ENTERPRISE ACCUMULATION TRUST
                                --------------
                                   CAPITAL
                                 APPRECIATION
                                  SUBACCOUNT
                                --------------
                                FOR THE PERIOD
                                MAY 2, 2000**
                                   THROUGH
                                SEPTEMBER 30,
                                     2000
                                 (UNAUDITED)
                                --------------
From operations:
 Net investment income
   (loss).....................     $ 3,428
 Net realized gain (loss) on
   investments................          98
 Net change in unrealized
   appreciation (depreciation)
   of investment..............        (103)
                                   -------
Net increase (decrease) in net
 assets resulting from
 operations...................       3,423
                                   -------
From unit transactions:
 Net proceeds from the
   issuance of units..........      72,955
 Net asset value of units
   redeemed or used to meet
   contract obligations.......      (3,535)
                                   -------
Net increase (decrease) from
 unit transactions............      69,420
                                   -------
Net increase (decrease) in net
 assets.......................      72,843
Net assets beginning of
 period.......................           0
                                   -------
Net assets end of period*.....     $72,843
                                   =======
Unit transactions:
Units outstanding beginning of
 period.......................           0
Units issued during the
 period.......................       7,408
Units redeemed during the
 period.......................        (346)
                                   -------
Units outstanding end of
 period.......................       7,062
                                   =======
---------------
 * Includes undistributed net
   investment income (loss)
   of:                             $ 3,428
                                   =======
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        MONY EQUITY MASTER
                                 ------------------------------------------------------------------------------------------------
                                                   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS        JANUS ASPEN SERIES FUND
                                    DREYFUS        ------------------------------------------    --------------------------------
                                     STOCK                 VIP                  VIP II              CAPITAL          WORLDWIDE
                                     INDEX               GROWTH                CONTRFUND          APPRECIATION         GROWTH
                                   SUBACCOUNT          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                 --------------    -------------------    -------------------    --------------    --------------
                                 FOR THE PERIOD      FOR THE PERIOD         FOR THE PERIOD       FOR THE PERIOD    FOR THE PERIOD
                                 MAY 2, 2000**       MAY 11, 2000**          MAY 2, 2000**       MAY 4, 2000**     MAY 2, 2000**
                                    THROUGH              THROUGH                THROUGH             THROUGH           THROUGH
                                 SEPTEMBER 30,        SEPTEMBER 30,          SEPTEMBER 30,       SEPTEMBER 30,     SEPTEMBER 30,
                                      2000                2000                   2000                 2000              2000
                                  (UNAUDITED)          (UNAUDITED)            (UNAUDITED)         (UNAUDITED)       (UNAUDITED)
                                 --------------    -------------------    -------------------    --------------    --------------
From operations:
  Net investment income
    (loss).....................     $   157             $   (245)               $  (125)            $    723          $  8,210
  Net realized gain (loss) on
    investments................          78                  424                     27                  454              (349)
  Net change in unrealized
    appreciation (depreciation)
    of investments.............      (1,328)              (4,106)                   612                3,030           (17,270)
                                    -------             --------                -------             --------          --------
Net increase (decrease) in net
  assets resulting from
  operations...................      (1,093)              (3,927)                   514                4,207            (9,409)
                                    -------             --------                -------             --------          --------
From unit transactions:
  Net proceeds from the
    issuance of units..........      85,410              159,912                 71,022              228,604           190,357
  Net asset value of units
    redeemed or used to meet
    contract obligations.......      (3,715)              (6,271)                (2,340)              (8,482)           (6,916)
                                    -------             --------                -------             --------          --------
Net increase from unit
  transactions.................      81,695              153,641                 68,682              220,122           183,441
                                    -------             --------                -------             --------          --------
Net increase in net assets.....      80,602              149,714                 69,196              224,329           174,032
Net assets beginning of
  period.......................           0                    0                      0                    0                 0
                                    -------             --------                -------             --------          --------
Net assets end of period*......     $80,602             $149,714                $69,196             $224,329          $174,032
                                    =======             ========                =======             ========          ========
Unit transactions:
Units outstanding beginning of
  period.......................           0                    0                      0                    0                 0
Units issued during the
  period.......................       8,471               14,818                  7,067               23,060            19,546
Units redeemed during the
  period.......................        (364)                (574)                  (232)                (840)             (706)
                                    -------             --------                -------             --------          --------
Units outstanding end of
  period.......................       8,107               14,244                  6,835               22,220            18,840
                                    =======             ========                =======             ========          ========

---------------
 * Includes undistributed net
investment income (loss) of:...     $   157             $   (245)               $  (125)            $    723          $  8,210
                                    =======             ========                =======             ========          ========
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance policies (Stategist) and Variable Universal Life Insurance policies (MONYEquity Master). These policies are issued by MONY.

     There are currently six Strategist subaccounts and seventeen MONYEquity Master subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Fidelity Variable Insurance Products, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of Strategist commenced operations in 1990 and the subaccounts of MONYEquity Master commenced operations during 1996, 1997 and 2000. The Funds are registered under the 1940 Act as open end, diversified, management investment companies and are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Investment income includes distributions of dividends and net realized capital gains received from the respective portfolios of the Funds. Investment income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                      MONY

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets of the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for the period ended September 30, 2000 aggregated $2,258,478.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS TRANSACTIONS

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended September 30, 2000 are as follows:

             STRATEGIST SUBACCOUNTS               COST OF SHARES ACQUIRED   PROCEEDS FROM SHARES REDEEMED
             ----------------------               -----------------------   -----------------------------
MONY Series Fund, Inc.
  Equity Growth Portfolio.......................        $   10,677                   $   23,691
  Equity Income Portfolio.......................             7,866                       15,487
  Intermediate Term Bond Portfolio..............               305                          506
  Long Term Bond Portfolio......................               492                          948
  Diversified Portfolio.........................             1,395                        2,673
  Money Market Portfolio........................               185                        2,338
MONYEQUITY MASTER SUBACCOUNTS
------------------------------------------------
MONY Series Fund, Inc.
  Government Securities Portfolio...............            86,724                       64,003
  Intermediate Term Bond Portfolio..............            53,302                       16,442
  Long Term Bond Portfolio......................           115,607                       79,784
  Money Market Portfolio........................         1,434,130                    1,597,893

                                      MONY

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS TRANSACTIONS (CONTINUED)

         MONYEQUITY MASTER SUBACCOUNTS            COST OF SHARES ACQUIRED   PROCEEDS FROM SHARES REDEEMED
         -----------------------------            -----------------------   -----------------------------
Enterprise Accumulation Trust
  Equity Portfolio..............................        $2,233,331                   $1,079,601
  Small Company Value Portfolio.................         1,360,387                      630,505
  Managed Portfolio.............................         2,645,361                    2,738,214
  International Growth Portfolio................           693,717                      358,666
  High Yield Bond Portfolio.....................           194,757                      152,648
  Growth Portfolio..............................           920,499                      681,073
  Growth & Income Portfolio.....................           571,694                        2,898
  Capital Appreciation Portfolio................            73,633                        4,233

Dreyfus
  Dreyfus Stock Index...........................            85,565                        3,886

Fidelity Variable Insurance Products Funds
  VIP Growth Portfolio..........................           160,058                        6,431
  VIP II Contra Portfolio.......................            71,190                        2,521

Janus Aspen Series Fund
  Capital Appreciation Portfolio................           229,391                        9,296
  Worldwide Growth Portfolio....................           190,839                        7,420

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

            UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS
                 AS OF SEPTEMBER 30, 2000 AND DECEMBER 31, 1999

                                                              SEPTEMBER 30,   DECEMBER 31,
                                                                  2000            1999
                                                              -------------   ------------
                                                                    ($ IN MILLIONS)
ASSETS
Investments:
  Fixed maturity securities available for sale, at fair
     value..................................................    $ 3,083.5      $ 3,066.7
  Equity securities available for sale, at fair value.......        537.5          519.8
  Mortgage loans on real estate.............................      1,119.3        1,270.4
  Policy loans..............................................         78.7           69.1
  Real estate to be disposed of.............................        235.7          300.9
  Real estate held for investment...........................         46.6           46.2
  Other invested assets.....................................         90.0           37.9
                                                                ---------      ---------
                                                                  5,191.3        5,311.0
                                                                =========      =========
Cash and cash equivalents...................................        278.5          232.6
Accrued investment income...................................         76.8           74.6
Amounts due from reinsurers.................................        485.2          488.0
Deferred policy acquisition costs...........................        636.4          558.3
Other assets................................................        529.9          348.3
Assets transferred in Group Pension Transaction (Note 4)....      4,980.8        5,109.8
Separate account assets.....................................      6,103.0        6,398.3
Closed Block assets (Note 6)................................      6,218.2        6,182.1
                                                                ---------      ---------
     Total assets...........................................    $24,500.1      $24,703.0
                                                                =========      =========
LIABILITIES AND SHAREHOLDERS' EQUITY
Future policy benefits......................................    $   972.7      $   954.3
Policyholders' account balances.............................      1,908.7        1,942.9
Other policyholders' liabilities............................        117.0          120.4
Amounts due to reinsurers...................................         87.4           83.8
Accounts payable and other liabilities......................        574.0          580.9
Short-term debt.............................................         52.8           53.4
Long-term debt..............................................        217.0          245.4
Current federal income taxes payable........................        130.7          147.4
Deferred federal income taxes...............................         52.1          (16.9)
Liabilities transferred in Group Pension Transaction (Note
  4)........................................................      4,968.7        5,099.1
Separate account liabilities................................      6,100.6        6,396.2
Closed Block liabilities (Note 6)...........................      7,310.3        7,303.3
                                                                ---------      ---------
     Total liabilities......................................    $22,492.0      $22,910.2
                                                                =========      =========
Commitments and contingencies (Note 5)
Common stock, $1.0 par value; 2.5 million shares authorized
  and outstanding...........................................    $     2.5      $     2.5
Capital in excess of par....................................      1,628.6        1,563.6
Retained earnings...........................................        397.5          256.1
Accumulated other comprehensive (loss)......................        (20.5)         (29.4)
                                                                ---------      ---------
     Total shareholders' equity.............................      2,008.1        1,792.8
                                                                ---------      ---------
     Total liabilities and shareholders' equity.............    $24,500.1      $24,703.0
                                                                =========      =========

  See accompanying notes to unaudited interim condensed consolidated financial statements.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

         UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
         FOR THE THREE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                                2000         1999
                                                              ---------    ---------
                                                              ($ IN MILLIONS, EXCEPT
                                                                SHARE DATA AND PER
                                                                  SHARE AMOUNTS)
REVENUES:
Premiums....................................................   $ 26.5       $ 20.8
Universal life and investment-type product policy fees......     51.2         47.8
Net investment income.......................................    130.8        123.9
Net realized (losses)/gains on investments..................     20.3         22.5
Group Pension Profits (Note 4)..............................     10.8         21.5
Other income................................................     51.7         47.2
Contribution from the Closed Block (Note 6).................     10.7          9.5
                                                               ------       ------
                                                                302.0        293.2
                                                               ------       ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................     46.0         34.9
Interest credited to policyholders' account balances........     26.7         26.4
Amortization of deferred policy acquisition costs...........     16.0         21.9
Dividends to policyholders..................................      0.6          0.7
Other operating costs and expenses..........................    111.5        164.8
                                                               ------       ------
                                                                200.8        248.7
                                                               ------       ------
Income before income taxes and extraordinary item...........    101.2         44.5
Income tax expense..........................................     33.6         15.3
                                                               ------       ------
Income before extraordinary item............................     67.6         29.2
Extraordinary loss, net of tax..............................      1.0          1.9
                                                               ------       ------
Net income..................................................     66.6         27.3
Other comprehensive loss, net...............................     34.7        (28.5)
                                                               ------       ------
Comprehensive income/(loss).................................   $101.3       $ (1.2)
                                                               ======       ======

  See accompanying notes to unaudited interim condensed consolidated financial statements

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

         UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
          FOR THE NINE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                                 2000           1999
                                                              -----------    ----------
                                                               ($ IN MILLIONS, EXCEPT
                                                              SHARE DATA AND PER SHARE
                                                                      AMOUNTS)
REVENUES:
Premiums....................................................   $   84.4       $  65.0
Universal life and investment-type product policy fees......      157.0         145.7
Net investment income.......................................      514.1         320.7
Net realized gains on investments...........................       36.9          93.1
Group Pension Profits (Note 4)..............................       29.0          47.8
Other income................................................      172.3         138.9
Contribution from the Closed Block (Note 6).................       32.1          31.4
                                                               --------       -------
                                                                1,025.8         842.6
                                                               --------       -------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................      126.9         108.3
Interest credited to policyholders' account balances........       76.6          80.7
Amortization of deferred policy acquisition costs...........       58.8          54.1
Dividends to policyholders..................................        1.8           1.4
Other operating costs and expenses..........................      376.3         391.3
                                                               --------       -------
                                                                  640.4         635.8
                                                               --------       -------
Income before income taxes and extraordinary item...........      385.4         206.8
Income tax expense..........................................      131.3          70.7
                                                               --------       -------
Income before extraordinary item............................      254.1         136.1
                                                               --------       -------
Extraordinary loss, net of tax..............................       37.7           1.9
                                                               --------       -------
Net income..................................................      216.4         134.2
                                                               --------       -------
Other comprehensive loss, net...............................        8.9        (140.7)
                                                               --------       -------
Comprehensive income/(loss).................................   $  225.3       $  (6.5)
                                                               ========       =======

  See accompanying notes to unaudited interim condensed consolidated financial statements

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

               UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT
                       OF CHANGES IN SHAREHOLDERS' EQUITY
                   NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000

                                                                            ACCUMULATED
                                                     CAPITAL                   OTHER           TOTAL
                                           COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDERS'
                                           STOCK     OF PAR     EARNINGS      INCOME          EQUITY
                                           ------   ---------   --------   -------------   -------------
                                                                  ($ IN MILLIONS)
BALANCE, DECEMBER 31, 1999...............   $2.5    $1,563.6     $256.1       $(29.4)        $ 1,792.8
Capital Contribution.....................               65.0                                      65.0
Dividends Payable........................                         (75.0)                         (75.0)
Comprehensive income.....................
     Net income..........................                         216.4                          216.4
     Other comprehensive income(1).......                                        8.9               8.9
                                                                                             ---------
Comprehensive income.....................                                                        225.3
                                            ----    --------     ------       ------         ---------
BALANCE, SEPTEMBER 30, 2000..............   $2.5    $1,628.6     $397.5       $(20.5)        $2,0080.1
                                            ====    ========     ======       ======         =========

---------------
(1) Represents unrealized losses on investments, net of unrealized gains, reclassification adjustments, and taxes.

  See accompanying notes to unaudited interim condensed consolidated financial statements.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

       UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
              NINE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                                2000        1999
                                                              ---------   ---------
                                                                 ($ IN MILLIONS)
NET CASH (USED IN)/PROVIDED BY OPERATING ACTIVITIES.........  $  (100.1)  $    39.3
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayment of:
  Fixed maturities securities...............................      449.6       472.5
  Equity securities.........................................      318.2       168.2
  Mortgage loans on real estate.............................      353.3       101.3
  Real estate...............................................      102.8       257.6
  Other invested assets.....................................        1.6         4.6
Acquisitions of investments:
  Fixed maturities securities...............................     (458.3)     (631.8)
  Equity securities.........................................      (98.2)     (105.9)
  Mortgage loans on real estate.............................     (175.2)     (337.8)
  Real estate...............................................      (36.3)      (29.2)
  Other invested assets.....................................      (37.9)       (4.7)
  Policy loans, net.........................................       (9.6)      (28.2)
  Other, net................................................     (150.0)       16.0
Property, plant and equipment, net..........................      (28.9)      (14.7)
                                                              ---------   ---------
Net cash provided by/(used in) investing activities.........  $   231.1   $  (132.1)
                                                              ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of debt............................................      215.0          --
Repayments of debt..........................................     (284.3)      (29.2)
Receipts from annuity and universal life policies credited
  to policyholder account balances..........................    1,854.7     1,293.0
Return of policyholder's account balances on annuity and
  universal life policies...................................   (1,860.5)   (1,288.4)
Capital Contribution........................................       65.0          --
Dividends paid to shareholders..............................      (75.0)
                                                              ---------   ---------
Net cash (used in) financing activities.....................      (85.1)      (24.6)
                                                              ---------   ---------
Net (decrease)/increase in cash and cash equivalents........       45.9      (117.4)
Cash and cash equivalents, beginning of period..............      232.6       270.2
                                                              ---------   ---------
Cash and cash equivalents, end of period....................  $   278.5   $   152.8
                                                              =========   =========

  See accompanying notes to unaudited interim condensed consolidated financial statements.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                       CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

     On November 16, 1998, pursuant to its Plan of Reorganization (the "Plan") which was approved by the New York Superintendent of Insurance on the same day (the "Plan Effective Date"), The Mutual Life Insurance Company of New York ("MONY") converted from a mutual life insurance company to a stock life insurance company (the "Demutualization") and became a wholly owned subsidiary of The MONY Group Inc., (the "MONY Group" or the "Holding Company"), a Delaware corporation organized on June 24, 1997 for the purpose of becoming the parent holding company of MONY. The MONY Group has no other operations or subsidiaries. In connection with the Plan, MONY established a closed block to fund the guaranteed benefits and dividends of certain participating insurance policies, and eligible policyholders received cash, policy credits, or shares of common stock of the MONY Group in exchange for their membership interests in MONY. Also, on November 16, 1998, the MONY Group consummated an initial public offering (the "Offerings") of approximately 12.9 million shares of its common stock and MONY changed its name to MONY Life Insurance Company (MONY Life Insurance Company and its subsidiaries are hereafter referred to as "MONY Life" or the "Company"). The shares of common stock issued in the Offerings are in addition to approximately 34.3 million shares of common stock of the MONY Group distributed to the aforementioned policyholders. The Plan and the Offerings are hereafter collectively referred to as the "Transaction". During 1999, the Company increased the number of its common shares authorized and outstanding from 2.0 million to 2.5 million in order to comply with regulatory requirements.

     MONY Life is primarily engaged in the business of providing a wide range of life insurance, annuity, and investment products and services to higher income individuals, particularly family builders, pre-retirees, and small business owners (see Note 3). The Company distributes its products primarily through its career agency sales force and various complementary distribution channels. These include sales of mutual funds sold by Enterprise Capital Management through third-party broker dealers, sales of protection products sold by the Company's U.S. Financial Life Insurance Company ("USFL") subsidiary through brokerage general agencies, sales of corporate-owned life insurance ("COLI") products by the Company's corporate marketing team and sales of a variety of financial products and services through the Company's Trusted Securities Advisors Corp. subsidiary. The Company primarily sells its products in all 50 of the United States, the District of Columbia, the U.S. Virgin Islands, Guam and the Commonwealth of Puerto Rico.

2. BASIS OF PRESENTATION:

     The accompanying unaudited interim condensed consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management these statements include all normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows of the Company for the periods presented. These statements should be read in conjunction with the consolidated financial statements of the Company for the year ended December 31, 1999. The results of operations for the three-month and nine-month periods ended September 30, 2000 are not necessarily indicative of the results to be expected for the full year. Certain reclassifications have been made in the amounts presented for the comparative prior periods to conform those periods to the current presentation.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

3. SEGMENT INFORMATION:

     The Company's business activities consist of the following: protection product operations, accumulation product operations, mutual fund operations, securities broker-dealer operations, insurance brokerage operations, and certain insurance lines of business no longer written by the Company (the "run-off businesses"). These business activities represent the Company's operating segments. Except as discussed below, these segments are managed separately because they either provide different products or services, are subject to different regulation, require different strategies, or have different technology requirements.

     Management considers the Company's mutual fund operations to be an integral part of the products offered by the Company's accumulation products segment. The Company's mutual fund operation, which is conducted through its Enterprise Capital Management subsidiary, offers proprietary mutual funds directly to retail customers as well as proprietary and non-proprietary mutual funds through products marketed by the accumulation products segment. Accordingly, for management purposes (including performance assessment and making decisions regarding the allocation of resources) the Company aggregates its mutual fund operations with its accumulation products segment.

     Of the aforementioned segments, only the protection products segment and the accumulation products segment qualify as reportable segments in accordance with FASB Statement No. 131. All of the Company's other segments are combined and reported in an other products segment.

     Products comprising the protection products segment primarily include a wide range of insurance products, including; whole life, term life, universal life, variable universal life, corporate-owned life insurance, last survivor variable universal life, group universal life and special-risk products. In addition, included in the protection products segment are: (i) the assets and liabilities transferred pursuant to the Group Pension Transaction, as well as the Group Pension Profits (see Note 4) and (ii) the Closed Block assets and liabilities, as well as the Contribution from the Closed Block (see Note 6). The Protection Products segment also includes the in-force business from last survivor universal life and last survivor whole life products. In its Accumulation Products segment, the Company primarily offers flexible premium variable annuities and proprietary retail mutual funds. The Accumulation Products segment also includes the in-force business from single premium deferred annuities and immediate annuities. The Company's other products segment primarily consists of the securities broker-dealer operation, the insurance brokerage operation, and the run-off businesses. The securities broker-dealer operation markets the Company's proprietary investment products and, in addition, provides customers of the Company's protection and accumulation products access to other non-proprietary investment products (including stocks, bonds, limited partnership interests, tax-exempt unit investment trusts and other investment securities). The insurance brokerage operation provides the Company's field agency force with access to life, annuity, small group health and specialty insurance products written by other carriers to meet the insurance and investment needs of its customers. The run-off businesses primarily consist of group life and health business, as well as group pension business that was not included in the Group Pension Transaction (see Note 4).

     Set forth in the table below is certain financial information with respect to the Company's operating segments as of September 30, 2000 and December 31, 1999 and for the three-month and nine-month periods ended September 30, 2000 and 1999, as well as amounts not allocated to the segments. The Company evaluates the performance of each operating segment based on profit or loss from operations before income taxes and certain nonrecurring items (e.g. items of an unusual or infrequent nature). In addition, all segment revenues are from external customers.

     Assets have been allocated to the segments in amounts sufficient to support the associated liabilities of each segment. In addition, capital is allocated to each segment in amounts sufficient to maintain a targeted regulatory risk-based capital ("RBC") level for each segment. Allocations of net investment income and net

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

realized gains on investments were based on the amount of assets allocated to each segment. Other costs and operating expenses were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing. Substantially all non-cash transactions and impaired real estate (including real estate acquired in satisfaction of debt) are included in the protection products segment.

     Amounts reported as "reconciling amounts" in the table below represent amounts not allocated to segments and primarily relate tocertain expenses relating to the Company's employee benefit plans.

     Except for various allocations discussed below, the accounting policies of the segments are the same as those described in the preparation of the Unaudited Interim Condensed Consolidated Financial Statements. The Company evaluates the performance of each operating segment based on profit or loss from operations before income taxes and nonrecurring items (e.g. items of an unusual or infrequent nature). The Company does not allocate certain nonrecurring items to the segments. In addition, all segment revenues are from external customers.

                     SEGMENT SUMMARY FINANCIAL INFORMATION

                                                   FOR THE THREE-MONTH    FOR THE NINE-MONTH
                                                      PERIODS ENDED         PERIODS ENDED
                                                      SEPTEMBER 30,         SEPTEMBER 30,
                                                   --------------------   ------------------
                                                     2000        1999      2000       1999
                                                   --------    --------   -------    -------
                                                                ($ IN MILLIONS)
PREMIUMS:
Protection Products(1)...........................   $ 24.3      $ 19.0    $ 77.6     $ 58.3
Accumulation Products............................      0.0        (0.2)      0.4        0.6
Other Products...................................      2.2         2.0       6.4        6.1
                                                    ------      ------    ------     ------
                                                    $ 26.5      $ 20.8    $ 84.4     $ 65.0
                                                    ======      ======    ======     ======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
Protection Products..............................   $ 33.8      $ 29.9    $102.3     $ 91.5
Accumulation Products............................     17.3        17.8      53.8       53.8
Other Products...................................      0.1         0.1       0.9        0.4
                                                    ------      ------    ------     ------
                                                    $ 51.2      $ 47.8    $157.0     $145.7
                                                    ======      ======    ======     ======
NET INVESTMENT INCOME AND NET REALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Protection Products(2)...........................   $ 96.1      $ 98.6    $367.7     $276.6
Accumulation Products............................     30.4        30.1     106.6       91.6
Other Products...................................     17.7        16.5      63.9       44.4
Reconciling amounts..............................      6.9         1.2      12.8        1.2
                                                    ------      ------    ------     ------
                                                    $151.1      $146.4    $551.0     $413.8
                                                    ======      ======    ======     ======
OTHER INCOME:
Protection Products(3)(9)........................   $ 25.7      $ 33.5    $ 77.1     $ 88.8
Accumulation Products............................     29.8        24.1      92.5       68.1
Other Products...................................     16.2        19.4      60.3       57.9
Reconciling amounts..............................      1.5         1.2       3.5        3.3
                                                    ------      ------    ------     ------
                                                    $ 73.2      $ 78.2    $233.4     $218.1
                                                    ======      ======    ======     ======

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                   FOR THE THREE-MONTH    FOR THE NINE-MONTH
                                                      PERIODS ENDED         PERIODS ENDED
                                                      SEPTEMBER 30,         SEPTEMBER 30,
                                                   --------------------   ------------------
                                                     2000        1999      2000       1999
                                                   --------    --------   -------    -------
                                                                ($ IN MILLIONS)
AMORTIZATION OF DEFERRED POLICY ACQUISITION
  COSTS:
Protection Products(13)..........................   $  9.2      $ 14.0    $ 37.4     $ 31.3
Accumulation Products............................      6.8         7.9      21.4       22.8
                                                    ------      ------    ------     ------
                                                    $ 16.0      $ 21.9    $ 58.8     $ 54.1
                                                    ======      ======    ======     ======
BENEFITS TO POLICYHOLDERS:(4)
Protection Products..............................   $ 46.6      $ 33.7    $124.9     $107.4
Accumulation Products............................     16.4        17.6      53.4       54.9
Other Products...................................      7.8         7.5      19.5       21.9
Reconciling amounts..............................      1.9         2.5       5.7        4.8
                                                    ------      ------    ------     ------
                                                    $ 72.7      $ 61.3    $203.5     $189.0
                                                    ======      ======    ======     ======
DIVIDENDS TO POLICYHOLDERS:
Protection Products..............................   $  0.0      $  0.1    $ (0.2)    $ (0.7)
Accumulation Products............................      0.4         0.4       1.2        1.3
Other Products...................................      0.2         0.2       0.8        0.8
                                                    ------      ------    ------     ------
                                                    $  0.6      $  0.7    $  1.8     $  1.4
                                                    ======      ======    ======     ======
OTHER OPERATING COSTS AND EXPENSES:
Protection Products..............................   $ 56.0      $ 59.2    $200.4     $190.0
Accumulation Products............................     26.2        24.7      87.1       75.9
Other Products...................................     24.7        22.0      78.3       66.5
Reconciling amounts..............................      4.6        58.9      10.5       58.9
                                                    ------      ------    ------     ------
                                                    $111.5      $164.8    $376.3     $391.3
                                                    ======      ======    ======     ======
INCOME BEFORE INCOME TAXES:
Protection Products..............................   $ 68.1      $ 74.0    $262.2     $187.2
Accumulation Products............................     27.7        21.2      90.2       59.2
Other Products...................................      3.5         8.3      32.9       19.6
Reconciling amounts..............................      1.9       (59.0)      0.1      (59.2)
                                                    ------      ------    ------     ------
                                                    $101.2      $ 44.5    $385.4     $206.8
                                                    ======      ======    ======     ======

                                                                  AS OF          AS OF
                                                              SEPTEMBER 30,   DECEMBER 31,
                                                                  2000            1999
                                                              -------------   ------------
ASSETS:(7)
Protection Products(5)(10)..................................    $16,505.2      $16,164.5
Accumulation Products.......................................      5,859.6        6,175.0
Other Products..............................................      1,090.8        1,187.6
Reconciling amounts.........................................      1,044.5        1,175.9
                                                                ---------      ---------
                                                                $24,500.1      $24,703.0
                                                                =========      =========
DEFERRED POLICY ACQUISITION COSTS:
Protection Products(11).....................................    $ 1,105.0      $ 1,094.9
Accumulation Products.......................................        151.1          153.3
                                                                ---------      ---------
                                                                $ 1,256.1      $ 1,248.2
                                                                =========      =========

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  AS OF          AS OF
                                                              SEPTEMBER 30,   DECEMBER 31,
                                                                  2000            1999
                                                              -------------   ------------
POLICYHOLDERS LIABILITIES:
Protection Products(6)(12)..................................    $10,261.8      $10,231.7
Accumulation Products.......................................      1,097.1        1,236.3
Other Products..............................................        392.2          418.9
Reconciling amounts.........................................         17.5           17.4
                                                                ---------      ---------
                                                                $11,768.6      $11,904.3
                                                                =========      =========
SEPARATE ACCOUNT LIABILITIES:(7)
Protection Products(8)......................................    $ 3,946.8      $ 3,843.5
Accumulation Products.......................................      4,313.3        4,548.9
Other Products..............................................        511.1          604.2
Reconciling amounts.........................................        786.2          832.3
                                                                ---------      ---------
                                                                $ 9,557.4      $ 9,828.9
                                                                =========      =========

---------------
 (1) Excludes $136.0 million and $144.2 million of individual life premiums in the Closed Block for the three-month periods ended September 30, 2000 and 1999, respectively, and $419.6 million and $448.6 million for the nine-month periods ended September 30, 2000 and 1999, respectively (see
     Note 6).

 (2) Excludes net investment income and net realized gains on investments in the Closed Block of $101.8 million and $96.7 million for the three-month periods ended September 30, 2000 and 1999, respectively, and $289.9 million and $288.6 million for the nine-month periods ended September 30, 2000 and 1999, respectively (see Note 6).

 (3) Includes Group Pension Profits of $10.8 million and $21.5 million for the three-month periods ended September 30, 2000 and 1999, respectively, and $29.0 million and $47.8 million for the nine-month period ended September 30, 2000 and 1999, respectively (see Note 4).

 (4) Includes interest credited to policyholders' account balances. Excludes $150.2 million and $147.6 million of benefits and interest credited to policyholders' account balances related to the Closed Block for the three-month periods ended September 30, 2000 and 1999, respectively, and $456.7 million and $466.0 million for the nine-month periods ended September 30, 2000 and 1999, respectively (see Note 6).

 (5) Includes assets transferred in the Group Pension Transaction of $4,980.8 million and $5,109.8 million as of September 30, 2000 and December 31, 1999, respectively (see Note 4).

 (6) Includes policyholder liabilities transferred in the Group Pension Transaction of $1,500.7 million and $1,645.7 million as of September 30, 2000 and December 31, 1999, respectively (see Note 4).

 (7) Each segment includes separate account assets in an amount equal to the corresponding liability reported.

 (8) Includes separate account liabilities transferred in the Group Pension Transaction of $3,456.9 million and $3,432.7 million as of September 30, 2000 and December 31, 1999 respectively (see Note 4).

 (9) Includes $10.7 million and $9.5 million relating to the Contribution from the Closed Block for the three-month periods ended September 30, 2000 and 1999, respectively and $32.1 million and $31.4 million for the nine-month periods ended September 30, 2000 and 1999, respectively (see Note 6).

(10) Includes Closed Block assets of $6,218.2 million and $6,182.1 million as of September 30, 2000 and December 31, 1999, respectively (see Note 6).

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

(11) Includes deferred policy acquisition costs allocated to the Closed Block of $619.7 million and $689.9 million as of September 30, 2000 and December 31, 1999, respectively (see Note 6).

(12) Includes Closed Block policyholders' liabilities of $7,269.5 million and $7,241.0 million as of September 30, 2000 and December 31, 1999, respectively (see Note 6).

(13) Excludes $14.7 million and $19.4 million of amortization of deferred policy acquisition costs related to the Closed Block for the three-month periods ended September 30, 2000 and 1999, respectively, and $46.6 million and $54.5 million for the nine-month periods ended September 30, 2000 and 1999, respectively (see Note 6).

     The following is a summary of premiums and universal life and investment-type product policy fees by product for the three-month and nine-month periods ended September 30, 2000 and 1999, respectively.

                                                          THREE-MONTH       NINE-MONTH
                                                         PERIODS ENDED     PERIODS ENDED
                                                         SEPTEMBER 30,     SEPTEMBER 30,
                                                        ---------------   ---------------
                                                         2000     1999     2000     1999
                                                        ------   ------   ------   ------
                                                        ($ IN MILLIONS)   ($ IN MILLIONS)
PREMIUMS:
Individual life(1)....................................  $24.1    $18.9    $ 77.2   $ 57.9
Group insurance.......................................    2.2      2.0       6.4      6.1
Disability income insurance...........................    0.2      0.1       0.4      0.4
Other.................................................     --     (0.2)      0.4      0.6
                                                        -----    -----    ------   ------
          Total.......................................  $26.5    $20.8    $ 84.4   $ 65.0
                                                        =====    =====    ======   ======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
Universal life........................................  $17.6    $17.7    $ 52.1   $ 54.4
Variable universal life...............................   12.4      9.2      38.5     25.8
Corporate sponsored variable universal life...........    1.2      0.9       3.4      3.0
Group universal life..................................    2.6      2.1       8.3      8.3
Individual variable annuities.........................   17.3     17.7      53.6     53.4
Individual fixed annuities............................    0.1      0.2       1.1      0.8
                                                        -----    -----    ------   ------
          Total.......................................  $51.2    $47.8    $157.0   $145.7
                                                        =====    =====    ======   ======

---------------
(1) Excludes revenues from individual life in the Closed Block of $136.0 million and $144.2 million for the three-month periods ended September 30, 2000 and 1999, respectively, and $419.6 million and $448.6 million for the nine-month periods ended September 30, 2000 and 1999, respectively.

4. THE GROUP PENSION TRANSACTION:

     On December 31, 1993 (the "Group Pension Transaction Date"), MONY entered into an agreement (the "Agreement") with AEGON USA, Inc. ("AEGON") under which the Company transferred a substantial portion of its group pension business (hereafter referred to as the "Group Pension Transaction"), to AEGON's wholly-owned subsidiary, AUSA Life Insurance Company, Inc. ("AUSA"). The Company also transferred to AUSA the corporate infrastructure supporting the group pension business, including data processing systems, facilities and regional offices. AUSA was newly formed by AEGON solely for the purpose of facilitating this transaction. In connection with the transaction, the Company and AEGON have entered into certain service agreements. These agreements, among other things, provide that the Company will continue to manage the transferred assets, and that AUSA will continue to provide certain administrative services to the Company's remaining group pension contracts not included in the transfer.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Pursuant to the Agreement, MONY agreed to make a $200 million capital investment in AEGON by purchasing $150 million face amount of Series A Notes and $50 million face amount of Series B Notes (hereinafter referred to as the "Notes"). The Series A Notes pay interest at 6.44 percent per annum and the Series B Notes pay interest at 6.24 percent per annum. Both the Series A Notes and the Series B Notes mature on December 31, 2002. MONY's investment in the Series A Notes was intended to provide AEGON with the funding necessary to capitalize AUSA.

     In accordance with GAAP, the transaction did not constitute a sale because MONY retained substantially all the risks and rewards associated with the deposits on contracts in force and transferred to AEGON on the Group Pension Transaction Date (the "Existing Deposits"). Accordingly, the Company continues to reflect the transferred assets and liabilities on its balance sheet under separate captions entitled "Assets transferred in Group Pension Transaction" and "Liabilities transferred in Group Pension Transaction". In addition, MONY reports in its GAAP earnings the profits from the Existing Deposits as discussed below.

     Pursuant to the Agreement, MONY receives from AUSA (i) payments on an annual basis through December 31, 2002 (the "Group Pension Payments") equal to all of the earnings from the Existing Deposits, (ii) a final payment (the "Final Value Payment") at December 31, 2002 based on the remaining fair value of the Existing Deposits, and (iii) a contingent payment (the "New Business Growth Payment") at December 31, 2002 based on new business growth subsequent to the Group Pension Transaction Date. However, the level of new business growth necessary for MONY to receive the New Business Growth Payment make it unlikely that MONY will ever receive any such payment.

     With respect to the Group Pension Payments, the annual results from the Existing Deposits are measured on a basis in accordance with the Agreement (such basis hereafter referred to as the "Earnings Formula") which is substantially the same as GAAP, except that: (i) asset impairments on fixed maturity securities are only recognized when such securities are designated with a National Association of Insurance Commissioners ("NAIC") rating of "6", and (ii) no impairment losses are recognized on mortgage loans until such loans are disposed of or at the time, and in the calculation, of the Final Value Payment.

     Earnings which emerge from the Existing Deposits pursuant to the application of the Earnings Formula are recorded in MONY's financial statements only after adjustments (primarily to recognize asset impairments in accordance with SFAS Nos. 114 and 115) to reflect such earnings on a basis entirely in accordance with GAAP (such earnings hereafter referred to as the "Group Pension Profits"). Losses which arise from the application of the Earnings Formula for any annual period will be reflected in MONY's results of operations (after adjustments to reflect such losses in accordance with GAAP) only up to the amount for which MONY is at risk (as described below), which at any time is equal to the then outstanding principal amount of the Series A Notes.

     Operating losses reported in any annual period pursuant to the Earnings Formula are carried forward to reduce any earnings in subsequent years reported pursuant to the Earnings Formula. Any resultant deficit remaining at December 31, 2002 will be deducted from the Final Value Payment and New Business Growth Payment, if any, due to MONY. If a deficit still remains, it will be applied (as provided for in the Agreement) as an offset against the principal payment due to MONY upon maturity of the Series A Notes.

     Management expects that Group Pension Profits will continue to decrease in the future consistent with the runoff of the Existing Deposits.

     The following tables set forth certain summarized financial information relating to the Group Pension Transaction as of the dates and for the periods indicated, including information regarding: (i) the general account assets transferred to support the Existing Deposits in the Group Pension Transaction (hereafter

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

referred to as the "AEGON Portfolio"), (ii) the transferred separate account assets and liabilities and (iii) the components of revenue and expense comprising the Group Pension Profits:

                                                                  AS OF          AS OF
                                                              SEPTEMBER 30,   DECEMBER 31,
                                                                  2000            1999
                                                              -------------   ------------
                                                                    ($ IN MILLIONS)
ASSETS:
General Account Fixed Maturities: available for sale, at
  estimated fair value (amortized cost; $1,423.7 million and
  $1,532.4 million, respectively)...........................    $1,411.4        $1,510.0
  Mortgage loans on real estate.............................        54.7            98.5
  Real estate to be disposed of.............................          --            16.8
  Cash and cash equivalents.................................        35.2            25.3
  Accrued investment income.................................        22.6            26.5
                                                                --------        --------
     Total general account assets...........................     1,523.9         1,677.1
Separate account assets.....................................     3,456.9         3,432.7
                                                                --------        --------
     Total assets...........................................    $4,980.8        $5,109.8
                                                                ========        ========
LIABILITIES:
General Account(1)
  Policyholders' account balances...........................    $1,500.7        $1,645.7
  Other liabilities.........................................        11.1            20.7
                                                                --------        --------
     Total general account liabilities......................    $1,511.8        $1,666.4
                                                                --------        --------
Separate account liabilities(2).............................    $3,456.9        $3,432.7
                                                                --------        --------
     Total Liabilities......................................    $4,968.7        $5,099.1
                                                                ========        ========

---------------
(1) Includes general account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $76.0 million and $88.9 million as of September 30, 2000 and December 31, 1999, respectively.

(2) Includes separate account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $16.8 million and $20.3 million as of September 30, 2000 and December 31, 1999, respectively.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             FOR THE         FOR THE
                                                           THREE-MONTH     NINE-MONTH
                                                          PERIODS ENDED   PERIODS ENDED
                                                          SEPTEMBER 30,   SEPTEMBER 30,
                                                          -------------   -------------
                                                          2000    1999    2000    1999
                                                          -----   -----   -----   -----
                                                                 ($ IN MILLIONS)
REVENUES:
Product policy fees.....................................  $ 7.4   $ 5.4   $19.4   $17.5
Net investment income...................................   27.8    31.6    86.2    98.2
Net realized gains on investments.......................    1.0    11.5     1.6    15.8
                                                          -----   -----   -----   -----
     Total revenues.....................................   36.2    48.5   107.2   131.5
                                                          -----   -----   -----   -----
BENEFITS AND EXPENSES:
Interest Credited to policyholders' account balances....   21.7    22.4    64.9    67.9
Other operating costs and expenses......................    3.7     4.6    13.3    15.8
                                                          -----   -----   -----   -----
     Total benefits and expenses........................   25.4    27.0    78.2    83.7
                                                          -----   -----   -----   -----
  Group Pension Profits.................................  $10.8   $21.5   $29.0   $47.8
                                                          =====   =====   =====   =====

5. COMMITMENTS AND CONTINGENCIES:

     a.) Since late 1995 a number of purported class actions were commenced in various state and federal courts against the Company alleging that the Company engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting the Company from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action, (except for one being voluntarily held in abeyance), has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, the Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America, (now known as Defilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company) being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by the Company and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, and/or are being voluntarily held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgment and dismissed all claims filed in the Goshen case against the Company. On December 20, 1999, the

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business law claims, the class is now limited to New York purchases only, (and plaintiffs have appealed this aspect of the ruling), and has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. The Company intends to defend itself vigorously against the sole remaining claim.

     b.) On November 16, 1999, The MONY Group, Inc. and MONY Life Insurance Company were served with a complaint in an action entitled Calvin Chatlos, M.D., and Alvin H. Clement, On Behalf of Themselves And All Others Similarly Situated
v. The MONY Life Insurance Company, The MONY Group Inc., and Neil D. Levin, Superintendent, New York Department of Insurance, filed in the United States District Court for the Southern District of New York. The action purports to be brought as a class action on behalf of all individuals who had an ownership interest in one or more in-force life insurance policies issued by MONY Life Insurance Company as of November 16, 1998. The complaint alleges that (i) the New York Superintendent of Insurance, Neil D. Levin, violated Section 7312 of the New York Insurance Law by approving the plan of demutualization, which plaintiffs claim was not fair and adequate, primarily because it allegedly failed to provide for sufficient assets for the mechanism established under the plan to preserve reasonable dividend expectations of the closed block, and (ii) MONY Life violated Section 7312 by failing to develop and submit to the Superintendent a plan of demutualization that was fair and adequate. The plaintiffs seek equitable relief in the form of an order vacating and/or modifying the Superintendent's order approving the plan of demutualization and/or directing the Superintendent to order MONY Life to increase the assets in the closed block, as well as unspecified monetary damages, attorneys' fees and other relief.

     In early January 2000, MONY Life and the Superintendent wrote to the District Court seeking a pre-motion conference preliminary to the filing of a motion to dismiss the federal complaint on jurisdictional, federal abstention and timeliness grounds and for failure to state a claim. Following receipt of those letters, plaintiffs' counsel offered voluntarily to dismiss their complaint, and a stipulation and order to that effect was thereafter filed and approved by the court.

     On March 27, 2000, plaintiffs filed a new action in New York State Supreme Court bearing the same caption and naming the same defendants as the previously filed federal action. The state court complaint differs from the complaint previously filed in federal court in two primary respects. First, it no longer asserts a claim for damages against the Superintendent, nor does its prayer for relief seek entry of an order vacating or modifying the Superintendent's decision or requiring the Superintendent to direct MONY Life to place additional assets into the closed block. Rather, it seeks an accounting and an order from the Court directing MONY Life to transfer additional assets to the closed block.

     Second, the new complaint contains claims for breach of contract and fiduciary duty, as well as new allegations regarding the adequacy of the disclosures contained in the Policyholder Information Booklet distributed to policyholders soliciting their approval of the plan of demutualization (which plaintiffs claim violated both the Insurance Law and MONY Life's fiduciary duties).

     In order to challenge successfully the New York Superintendent's approval of the plan, plaintiffs would have to sustain the burden of showing that such approval was arbitrary and capricious or an abuse of discretion, made in violation of lawful procedures, affected by an error of law or not supported by substantial evidence. In addition, Section 7312 provides that MONY Life may ask the court to require the challenging party to give security for the reasonable expenses, including attorneys' fees, which may be incurred by MONY Life or the Superintendent or for which MONY Life may become liable, to which security MONY Life shall have recourse in such amount as the court shall determine upon the termination of the action.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     MONY Life and the Superintendent have moved to dismiss the state court complaint in its entirety on a variety of grounds. That motion is fully briefed and awaiting decision by the court. MONY Life believes that there are substantial defenses to plaintiffs' claims and intends to defend itself vigorously.

     c.) In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its businesses. The claimants in certain of these actions and proceedings seek damages of unspecified amounts.

     While the outcome of matters discussed in 5(a), 5(b) and 5(c) cannot be predicted with certainty, in the opinion of management, any additional liability beyond that recorded in the consolidated financial statements at September 30, 2000, resulting from the resolution of these matters will not have a material adverse effect on the Company's consolidated financial position or results of operations. There can be no assurance, however, that the present litigation will not have a material adverse effect on MONY Life.

     d.) Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the consolidated financial position and the results of operations of the Company.

     e.) The Company maintains a line of credit with domestic banks totaling $150.0 million with a scheduled renewal date in June 2001. Under this line of credit, the Company is required to maintain a certain statutory tangible net worth and debt to capitalization ratio. The Company has complied with all covenants relating thereto. The Company has not borrowed against these lines of credit since their inception.

     f.) At September 30, 2000, the Company had commitments to issue $10.5 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such loans range from approximately 7.85% to 9.15%. In addition, the Company had commitments to issue $115.3 million of fixed rate and floating rate commercial mortgage loans with interest rates ranging from 7.75% to 9.30%. The Company had commitments outstanding to purchase private fixed and floating rate maturity securities as of September 30, 2000 of $145.8 million with interest rates from 7.61% to 10.75%. At September 30, 2000, the Company had commitments to contribute capital to its equity partnership investments of $119.5 million.

6. CLOSED BLOCK:

     In accordance with New York State Insurance Law, on November 16, 1998, the Company established a closed block (the "Closed Block") of certain participating insurance policies as defined in the Plan (the "Closed Block Business"). In conjunction therewith, the Company allocated assets to the Closed Block expected to produce cash flows which, together with anticipated revenues from the Closed Block Business, are reasonably expected to be sufficient to support the Closed Block Business, including but not limited to, provision for payment of claims and surrender benefits, certain expenses and taxes, and for continuation of current payable dividend scales in effect at the date of Demutualization, assuming the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. The assets allocated to the Closed Block and the aforementioned revenues inure solely to the benefit of the owners of policies included in the Closed Block.

     The assets and liabilities allocated to the Closed Block were recorded in the Company's financial statements at their historical carrying values. The carrying values of the assets allocated to the Closed Block are less than the carrying value of the Closed Block liabilities at the Plan Effective Date. The excess of the Closed Block liabilities over the Closed Block assets at the Plan Effective Date represents the total estimated future post-tax contribution expected to emerge from the operation of the Closed Block, which will be recognized in the Company's income over the period the policies and the contracts in the Closed Block remain in force.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     To the extent that the actual cash flows, subsequent to the Plan Effective Date, from the assets allocated to the Closed Block and the Closed Block Business are, in the aggregate, more favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be greater than the total dividends that would have been paid to such policyholders if the current payable dividend scales had been continued. Conversely, to the extent that the actual cash flows, subsequent to the Plan Effective Date, from the assets allocated to the Closed Block and the Closed Block Business are, in the aggregate, less favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be less than the total dividends that would have been paid to such policyholders if the current payable dividend scales had been continued. Accordingly, the recognition of the aforementioned estimated future post-tax contribution expected to emerge from the operation of the Closed Block is not affected by the aggregate actual experience of the Closed Block assets and the Closed Block Business subsequent to the Plan Effective Date, except in the unlikely event that the Closed Block assets and the actual experience of the Closed Block Business subsequent to the Plan Effective Date are not sufficient to pay the guaranteed benefits on the Closed Block Policies, in which case the Company will be required to fund any such deficiency from its general account assets outside of the Closed Block.

     In addition, MONY Life has undertaken to reimburse the Closed Block from its general account assets outside the Closed Block for any reduction in principal payments due on the Series A Notes (which have been allocated to the Closed Block) pursuant to the terms thereof, as described in Note 4. Since the Closed Block has been funded to provide for the payment of guaranteed benefits and the continuation of current payable dividends on the policies included therein, it will not be necessary to use general funds to pay guaranteed benefits unless the Closed Block Business experiences very substantial ongoing adverse experience in investment, mortality, persistency or other experience factors. The Company regularly (at least quarterly) monitors the experience from the Closed Block and may make changes to the dividend scale, when appropriate, to ensure the profits are distributed to Closed Block policyholders in a fair and equitable manner. In addition, periodically the New York Insurance Department requires the filing of an independent auditor's report on the operations of the Closed Block.

     The results of the Closed Block are presented as a single line item in the Company's statements of income entitled, "Contribution from the Closed Block". Prior to the establishment of the Closed Block the results of the assets and policies comprising the Closed Block were reported in various line items in the Company's income statements, including: premiums, investment income, net realized gains and losses on investments, benefits, amortization of deferred policy acquisition costs, etc. In addition, all assets and liabilities allocated to the Closed Block are reported in the Company's balance sheet separately under the captions "Closed Block assets" and "Closed Block liabilities", respectively. Accordingly, certain line items in the Company's financial statements subsequent to the establishment of the Closed Block reflect material reductions in reported amounts, as compared to periods prior to the establishment of the Closed Block, while having no effect on net income.

     The pre-tax Contribution from the Closed Block includes only those revenues, benefit payments, dividends, premium taxes, state guaranty fund assessments, and investment expenses considered in funding the Closed Block. However, many expenses associated with operating the Closed Block and administering the policies included therein were excluded from and, accordingly, not funded in the Closed Block. These expenses are reported in the Company's statement of operations, outside of the Contribution from the Closed Block, consistent with how they are funded. Such expenses are reported in the separate line items to which they apply based on the nature of such expenses. Federal income taxes applicable to the Closed Block, which are funded in the Closed Block, are reflected as a component of federal income tax expense in the Company's statement of operations. Since many expenses related to the Closed Block are funded outside the Closed Block, operating costs and expenses outside the Closed Block are disproportionate to the level of business outside the Closed Block.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables set forth certain summarized financial information relating to the Closed Block, as of and for the periods indicated:

                                                              SEPTEMBER 30,   DECEMBER 31,
                                                                  2000            1999
                                                              -------------   ------------
                                                                    ($ IN MILLIONS)
ASSETS:
Fixed Maturities:
  Available for sale, at estimated fair value (amortized
     cost; $3,524.2 and $3,589.6, respectively).............    $3,449.8        $3,479.5
  Mortgage loans on real restate............................       539.9           443.0
  Policy loans..............................................     1,181.3         1,199.1
  Real estate...............................................        24.0            22.1
  Cash and cash equivalents.................................       145.0           111.3
  Premiums receivable.......................................         8.8            14.2
  Deferred policy acquisition costs.........................       619.7           689.9
  Other assets..............................................       249.7           223.0
                                                                --------        --------
     Total Closed Block assets..............................    $6,218.2        $6,182.1
                                                                ========        ========
LIABILITIES:
  Future policy benefits....................................    $6,790.1        $6,781.5
  Policyholders' account balances...........................       292.4           294.6
  Other Policyholders' liabilities..........................       187.0           164.9
  Other liabilities.........................................        40.8            62.3
                                                                --------        --------
     Total Closed Block liabilities.........................    $7,310.3        $7,303.3
                                                                ========        ========

                                                          FOR THE           FOR THE
                                                        THREE-MONTH       NINE-MONTHS
                                                       PERIODS ENDED     PERIODS ENDED
                                                       SEPTEMBER 30,     SEPTEMBER 30,
                                                      ---------------   ---------------
                                                       2000     1999     2000     1999
                                                      ------   ------   ------   ------
                                                               ($ IN MILLIONS)
REVENUES:
Premiums............................................  $136.0   $144.2   $419.6   $448.6
Net investment income...............................   101.8     96.7    289.9    288.6
Net realized gains (losses) on investments..........      --       --                --
Other income........................................     0.6      0.4      1.7      1.1
                                                      ------   ------   ------   ------
     Total revenues.................................   238.4    241.3    711.2    738.3
                                                      ------   ------   ------   ------
BENEFITS AND EXPENSES:
Benefits to policyholders...........................   148.0    145.5    450.2    459.5
Interest credited to policyholders' account
  balances..........................................     2.2      2.1      6.5      6.5
Amortization of deferred policy acquisition costs...    14.7     19.4     46.6     54.5
Dividends to policyholders..........................    60.4     63.4    169.1    179.8
Other operating costs and expenses..................     2.4      1.4      6.7      6.6
                                                      ------   ------   ------   ------
     Total benefits and expenses....................   227.7    231.8    679.1    706.9
                                                      ------   ------   ------   ------
Contribution from the Closed Block..................  $ 10.7   $  9.5   $ 32.1   $ 31.4
                                                      ======   ======   ======   ======

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the three-month periods ended September 30, 2000 and 1999, there were $5.6 million and $0.0 million, respectively, in charges for other than temporary impairments on fixed maturity securities in the Closed Block. For the nine-month periods ended September 30, 2000 and 1999, there were $10.1 million and $0.0 million, respectively, in charges for other than temporary impairments on fixed maturity securities in the Closed Block. At September 30, 2000 and December 31, 1999, there were $5.5 million and $0.0 million, respectively, of fixed income securities that were non-income producing for the twelve months preceding such dates. At September 30, 2000 and December 31, 1999, there were no non-income producing mortgage loans for the twelve months preceding such dates in the Closed Block.

7. EXTRAORDINARY AND OTHER ITEMS:

     a) In January 2000, the New York Insurance Department approved, and MONY Life paid, a dividend to MONY Group in the amount of $75 million.

     b) On January 12, 2000, the Holding Company filed a registration statement on Form S-3 with the Securities and Exchange Commission (the "SEC") to register certain securities. This registration, known as a "Shelf Registration", provides MONY Group with the ability to offer various securities to the public, when it deems appropriate, to raise proceeds up to an amount not to exceed $1.0 billion in the aggregate for all issuances of securities thereunder. It is the intention of MONY Group to use this facility to raise proceeds for mergers and acquisitions and for other general corporate matters of MONY Group and its subsidiaries, as it considers necessary.

     c) On March 8, 2000, the Holding Company issued $300.0 million principal amount of senior notes (the "Senior Notes") pursuant to the aforementioned Shelf Registration. The Senior Notes mature on March 15, 2010 and bear interest at 8.35% per annum. The principal amount of the Senior Notes is payable at maturity and interest is payable semi-annually. The net proceeds to the Company from the issuance of the Senior Notes, after deducting underwriting commissions and other expenses (primarily legal and accounting fees), were approximately $296.6 million. Approximately $280.0 million of the net proceeds from the issuance of the Senior Notes was used by the Holding Company to finance the repurchase, on March 8, 2000, by MONY Life of all of its outstanding $115.0 million face amount 9.5% coupon surplus notes, and $116.5 million face amount of its $125.0 million face amount 11.25% coupon surplus notes (hereafter referred to as the "9.5% Notes" and "11.25% Notes", respectively), which were outstanding at December 31, 1999. The balance of the net proceeds from the issuance of the Senior Notes was retained by the Holding Company for general corporate purposes. In the third quarter of 2000, the Company repurchased another $6.5 million face amount of the 11.25% Notes.

     To finance MONY Life's repurchase of the 9.5% Notes and the 11.25% Notes, the Holding Company on March 8, 2000:

          (i) purchased two surplus notes from MONY Life (hereafter referred as the "Inter-Company Surplus Notes") to replace 9.5% Notes and the 11.25% Notes. The term of the Inter-Company Surplus Notes are identical to the 9.2% Notes and 11.25% Notes, except that the Inter-Company Surplus Notes were provided to yield a current market rate of interest and the Inter-Company Surplus Note issued to replace the $116.5 million face amount of the 11.25% Notes was issued a face amount of $100.0 million, and

          (ii)  contributed capital to MONY Life in the amount of $65.0 million.

     As a result of the repurchase of the 9.5% Notes and substantially all of the 11.25% Notes, MONY Life recorded a pre-tax tax loss of $56.5 million ($36.7 million after tax) during the first quarter of 2000 and $1.6 million ($1.0 million after tax) during the third quarter of 2000. The loss resulted from the premium paid by MONY Life to the holders of the 9.5% Notes and the 11.25% Notes reflecting the excess of their fair value

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

over their carrying value on MONY Life's books at the date of the transaction of approximately $7.0 million and $51.1 million, respectively. This loss is reported, net of tax, as an extraordinary item on MONY Life's income statement for the nine-month period ended September 30, 2000.

8. ACQUISITION OF THE ADVEST GROUP, INC.:

     On August 23, 2000, The MONY Group Inc, and The Advest Group, Inc. ("Advest"), entered into a definitive Agreement and Plan of Merger, dated as of August 23, 2000 (the "merger agreement"), providing, for the acquisition of Advest by MONY Group Inc.. Advest is a diversified financial services company providing securities brokerage, trading, investment banking, trust and asset management services. The merger agreement provides that the value of the consideration to be received by Advest shareholders will be fixed five days prior to the transaction closing date using the 10-day average closing price of MONY Group's shares at that time. Advest stockholders may elect to receive the consideration in shares of MONY Group common stock, an equivalent value in cash based upon the average closing price of MONY Group's shares, or a combination of cash and shares of MONY Group common stock. These elections will then be adjusted, as necessary, on a pro rata basis, to produce an aggregate consideration consisting of 49.9% cash and 50.1% MONY Group common stock.

     The business combination will be accounted for under the purchase method of accounting. Accordingly, a portion of the purchase price will be allocated to net tangible and intangible assets acquired based on their estimated fair values. The consummation of the merger, which is pending certain regulatory approvals, is expected to occur on or about December 31, 2000. Details of the proposed merger, including a copy of the merger agreement has been filed with the Securities and Exchange Commission on Form S-4 and mailed to all shareholders.

9. NEW ACCOUNTING PRONOUNCEMENTS:

     In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. SFAS 133, as amended by SFAS 137, is effective for all fiscal quarters of the fiscal years beginning after June 15, 2000. SFAS 137 delayed the effective date of SFAS 133 by one year. Adoption of SFAS 133 is not expected to have a material effect on the Company's financial condition or results of operations.